                                                                   American Life


                             SEPARATE ACCOUNT NO. 2

                                 ANNUAL REPORT

                                       &

                               ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                       CALVERT SOCIAL BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                    FUND II:

                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                               DECEMBER 31, 1998

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            Separate Account No. 2
                                 Annual Report
                               December 31, 1998

Dear Policyowner:

  We are pleased to send you the 1998 Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for owners of our Individual Retirement Annuity and Flexible Premium Annuity contracts. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolio; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolio) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  The Investment Company Money Market Fund: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  The Investment Company All America Fund: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  The Investment Company Equity Index Fund: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

  The Investment Company Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  The Investment Company Short-Term Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  The Investment Company Mid-Term Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  The Investment Company Composite Fund: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

                                       I

  The Investment Company Aggressive Equity Fund: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  The Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

  The Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

  The Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

  The VP Capital Appreciation Fund: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

  The Calvert Social Balanced Portfolio (formerly, Calvert Responsibly Invested Balanced Portfolio): This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  The Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

  The Fidelity VIP II Contrafund Portfolio: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  The Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term money market investments.

  For the year ended December 31, 1998, the following total returns were experienced in these sixteen Separate Account funds:

      Investment Company Money Market Fund(1)........................... + 3.8%
      Investment Company All America Fund............................... +19.4%
      Investment Company Equity Index Fund.............................. +26.6%
      Investment Company Bond Fund...................................... + 5.6%
      Investment Company Short-Term Bond Fund........................... + 4.1%
      Investment Company Mid-Term Bond Fund............................. + 4.8%
      Investment Company Composite Fund................................. +12.7%
      Investment Company Aggressive Equity Fund......................... - 6.6%
      Scudder Bond Fund................................................. + 5.0%
      Scudder Capital Growth Fund....................................... +21.4%
      Scudder International Fund........................................ +16.7%
      American Century VP Capital Appreciation Fund..................... - 3.4%
      Calvert Social Balanced Fund...................................... +14.5%
      Fidelity VIP Equity-Income Fund................................... +10.1%
      Fidelity VIP II Contrafund........................................ +28.1%
      Fidelity VIP II Asset Manager Fund................................ +13.4%

     -------
     (1) The seven-day net annualized effective yield as of 2/16/99 was 3.18% and is not necessarily indicative of future actual yields.

                                      II

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

  Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3285.

  I hope you will find this report helpful and informative.

                                         Sincerely,
/s/ Manfred Altstadt
                                         Manfred Altstadt
                                         Senior Executive Vice President
                                         and Chief Financial Officer,
                                         The American Life Insurance Company
                                         of New York

                                      III

                                    CONTENTS

                                                                           Page
                                                                           -----
Annual Report of American Life Separate Account No. 2.....................     I
 Statement of Assets and Liabilities......................................     V
 Statement of Operations..................................................   VII
 Statements of Changes in Net Assets......................................    IX
 Notes to Financial Statements............................................   XII
 Report of Independent Public Accountants................................. XVIII
Annual Report of Mutual of America Investment Corporation.................     1
 President's Message......................................................     1
 Portfolio Management Discussions.........................................     2
 Portfolio of Investments in Securities:
   Money Market Fund......................................................     9
   All America Fund.......................................................    10
   Equity Index Fund......................................................    18
   Bond Fund..............................................................    23
   Short-Term Bond Fund...................................................    26
   Mid-Term Bond Fund.....................................................    28
   Composite Fund.........................................................    30
   Aggressive Equity Fund.................................................    35
 Statement of Assets and Liabilities......................................    37
 Statement of Operations..................................................    38
 Statements of Changes in Net Assets......................................    39
 Financial Highlights.....................................................    41
 Notes to Financial Statements............................................    47
 Report of Independent Public Accountants.................................    52

Annual Report of Scudder Variable Life Investment Fund

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Annual Report of Fidelity Investments Variable Insurance Products Fund: Equity-Income Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II:
Contrafund Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio

                                       IV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                                            Investment Company
                          ---------------------------------------------------------
                          Money Market All America  Equity Index        Bond
                              Fund        Fund          Fund            Fund
                          ------------ -----------  ------------  -----------------
Assets:
Investments in Mutual of
 America Investment
 Corporation
 at market value
 (Cost:
 Money Market Fund --
   $   775,149
 All America Fund --
   $ 7,676,221
 Equity Index Fund --
   $10,347,879
 Bond Fund --
   $ 2,459,823)
 (Notes 1 and 2)........    $757,429   $7,805,731   $10,886,214      $2,331,553
Due From (To) General
 Account................         735      (26,125)      428,915         (64,201)
                            --------   ----------   -----------      ----------
Net Assets..............    $758,164   $7,779,606   $11,315,129      $2,267,352
                            ========   ==========   ===========      ==========
Unit Value at December
 31, 1998 (Note 5)......       $2.03        $8.09         $2.86           $3.17
                            ========   ==========   ===========      ==========
Number of Units
 Outstanding at December
 31, 1998
 (Note 5)...............     373,107      961,495     3,950,586         714,893
                            ========   ==========   ===========      ==========
                                            Investment Company
                          ---------------------------------------------------------
                           Short-Term   Mid-Term     Composite    Aggressive Equity
                           Bond Fund    Bond Fund       Fund            Fund
                          ------------ -----------  ------------  -----------------
Assets:
Investments in Mutual of
 America Investment
 Corporation
 at market value
 (Cost:
 Short-Term Bond Fund --
   $  160,030
 Mid-Term Bond Fund --
   $  271,446
 Composite Fund --
   $3,508,703
 Aggressive Equity
  Fund -- $2,873,665)
 (Notes 1 and 2)........    $157,577   $  260,284   $ 3,431,811      $3,564,402
Due From (To) Mutual of
 America General
 Account................         368          498          (916)         21,017
                            --------   ----------   -----------      ----------
Net Assets..............    $157,945   $  260,782   $ 3,430,895      $3,585,419
                            ========   ==========   ===========      ==========
Unit Value at December
 31, 1998 (Note 5)......       $1.24        $1.32         $4.93           $2.02
                            ========   ==========   ===========      ==========
Number of Units
 Outstanding at December
 31, 1998
 (Note 5)...............     126,929      197,045       696,121       1,778,370
                            ========   ==========   ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                                                                            American
                                                     Scudder                Century    Calvert
                                        --------------------------------- ------------ --------
                                                  Capital                  VP Capital   Social
                                          Bond     Growth   International Appreciation Balanced
                                          Fund      Fund        Fund          Fund       Fund
                                        -------- ---------- ------------- ------------ --------
Assets:
Investments in Scudder Portfolios,
 American
 Century VP Capital Appreciation Fund
  and
 Calvert Social Balanced Portfolio at
  market value
 (Cost:
 Scudder Bond Fund --      $  348,293
 Scudder Capital Growth Fund --
  $5,100,699
 Scudder International Fund --
                           $1,817,423
 American Century VP
  Capital Appreciation Fund --
                          $  480,419
 Calvert Social Balanced Fund --
                           $  715,641)
 (Notes 1 and 2).....................   $348,936 $6,154,085  $1,827,073     $478,720   $779,254
Due From (To) General Account........      2,088     14,632     (43,469)     (93,371)     1,966
                                        -------- ----------  ----------     --------   --------
Net Assets...........................   $351,024 $6,168,717  $1,783,604     $385,349   $781,220
                                        ======== ==========  ==========     ========   ========
Unit Value at December 31, 1998 (Note
 5)..................................     $13.02     $36.07      $16.93       $10.69      $3.04
                                        ======== ==========  ==========     ========   ========
Number of Units Outstanding at
 December 31, 1998
 (Note 5)............................     26,966    171,014     105,376       36,061    256,931
                                        ======== ==========  ==========     ========   ========

                                                          Fidelity
                                             -----------------------------------
                                                VIP
                                              Equity-     VIP II      VIP II
                                               Income     Contra   Asset Manager
                                                Fund       Fund        Fund
                                             ---------- ---------- -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund --
                         $3,189,549
 VIP II Contra Fund --   $6,133,047
 VIP II Asset Manager Fund --
   $1,485,238)
 (Notes 1 and 2)...........................  $3,526,109 $7,292,320  $1,631,487
Due From (To) General Account..............      17,511      3,495       6,728
                                             ---------- ----------  ----------
Net Assets.................................  $3,543,620 $7,295,815  $1,638,215
                                             ========== ==========  ==========
Unit Value at December 31, 1998 (Note 5)...      $30.65     $26.16      $24.04
                                             ========== ==========  ==========
Number of Units Outstanding at December 31,
 1998 (Note 5).............................     115,626    278,931      68,139
                                             ========== ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1998

                                            Investment Company
                          --------------------------------------------------------
                          Money Market All America  Equity Index       Bond
                              Fund        Fund          Fund           Fund
                          ------------ -----------  ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............    $ 34,221   $  921,755    $  797,969      $ 222,968
                            --------   ----------    ----------      ---------
Total income............      34,221      921,755       797,969        222,968
                            --------   ----------    ----------      ---------
Expenses (Note 3):
 Fees...................       5,609       90,003       102,337         27,453
 Administrative
  expenses..............       1,004        8,877         6,853          2,181
                            --------   ----------    ----------      ---------
Total expenses..........       6,613       98,880       109,190         29,634
                            --------   ----------    ----------      ---------
Net Investment Income
 (Loss).................      27,608      822,875       688,779        193,334
                            --------   ----------    ----------      ---------
Net Realized and
 Unrealized
 Gain (Loss) on
  Investments (Note 1):
 Net realized gain
  (loss) on
  investments...........         343      633,058     1,334,602         45,639
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (10,884)    (242,666)       (8,737)      (109,157)
                            --------   ----------    ----------      ---------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     (10,541)     390,392     1,325,865        (63,518)
                            --------   ----------    ----------      ---------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........    $ 17,067   $1,213,267    $2,014,644      $ 129,816
                            ========   ==========    ==========      =========
                                            Investment Company
                          --------------------------------------------------------
                           Short-Term   Mid-Term     Composite   Aggressive Equity
                           Bond Fund    Bond Fund       Fund           Fund
                          ------------ -----------  ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............    $  7,250   $   13,485    $  143,471      $  35,210
                            --------   ----------    ----------      ---------
Total income............       7,250       13,485       143,471         35,210
                            --------   ----------    ----------      ---------
Expenses (Note 3):
 Fees...................       1,303        1,977        38,600         54,971
 Administrative
  expenses..............         167          295         4,768          2,804
                            --------   ----------    ----------      ---------
Total expenses..........       1,470        2,272        43,368         57,775
                            --------   ----------    ----------      ---------
Net Investment Income
 (Loss).................       5,780       11,213       100,103        (22,565)
                            --------   ----------    ----------      ---------
Net Realized and
 Unrealized
 Gain (Loss) on
  Investments (Note 1):
 Net realized gain
  (loss) on
  investments...........         (28)        (575)      (51,778)      (969,122)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      (1,455)      (6,053)      321,364        694,336
                            --------   ----------    ----------      ---------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      (1,483)      (6,628)      269,586       (274,786)
                            --------   ----------    ----------      ---------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........    $  4,297   $    4,585    $  369,689      $(297,351)
                            ========   ==========    ==========      =========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1998

                                                                     American
                                             Scudder                 Century
                                 --------------------------------- ------------
                                           Capital                  VP Capital
                                  Bond      Growth   International Appreciation
                                  Fund       Fund        Fund          Fund
                                 -------  ---------- ------------- ------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.....................  $12,180  $  325,591  $  175,511     $ 21,242
                                 -------  ----------  ----------     --------
Total income...................   12,180     325,591     175,511       21,242
                                 -------  ----------  ----------     --------
Expenses (Note 3):
 Fees..........................    2,493      70,985      50,299        4,220
 Administrative expenses.......      747       2,332         439          108
                                 -------  ----------  ----------     --------
Total expenses.................    3,240      73,317      50,738        4,328
                                 -------  ----------  ----------     --------
Net Investment Income (Loss)...    8,940     252,274     124,773       16,914
                                 -------  ----------  ----------     --------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on
  investments..................      881     154,343   3,169,145      (99,213)
 Net unrealized appreciation
  (depreciation) of
  investments..................   (1,656)    616,576        (650)      40,349
                                 -------  ----------  ----------     --------
Net Realized and Unrealized
 Gain (Loss) on Investments....     (775)    770,919   3,168,495      (58,864)
                                 -------  ----------  ----------     --------
Net Increase (Decrease) in Net
 Assets Resulting From
 Operations....................  $ 8,165  $1,023,193  $3,293,268     $(41,950)
                                 =======  ==========  ==========     ========

                                   Calvert              Fidelity
                                   -------- ----------------------------------
                                              VIP
                                    Social  Equity-     VIP II      VIP II
                                   Balanced  Income     Contra   Asset Manager
                                     Fund     Fund       Fund        Fund
                                   -------- --------  ---------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends........................ $56,349  $179,360  $  254,179   $169,602
                                   -------  --------  ----------   --------
Total income......................  56,349   179,360     254,179    169,602
                                   -------  --------  ----------   --------
Expenses (Note 3):
 Fees.............................   8,392    36,373      62,374     18,096
 Administrative expenses..........   1,422     6,134       3,485      2,599
                                   -------  --------  ----------   --------
Total expenses....................   9,814    42,507      65,859     20,695
                                   -------  --------  ----------   --------
Net Investment Income (Loss)......  46,535   136,853     188,320    148,907
                                   -------  --------  ----------   --------
 Net Realized and Unrealized Gain
  (Loss) on Investments (Note 1):
 Net realized gain (loss) on
  investments.....................  10,561    72,638     765,617     (5,492)
 Net unrealized appreciation
  (depreciation) of investments...  30,355   (34,830)    406,309     11,903
                                   -------  --------  ----------   --------
Net Realized and Unrealized Gain
 (Loss) on Investments............  40,916    37,808   1,171,926      6,411
                                   -------  --------  ----------   --------
Net Increase (Decrease) in Net
 Assets Resulting From
 Operations....................... $87,451  $174,661  $1,360,246   $155,318
                                   =======  ========  ==========   ========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For The Years Ended December 31, 1998 and 1997

                                                 Investment Company
                          ----------------------------------------------------------------------
                           Money Market Fund       All America Fund        Equity Index Fund
                          ---------------------  ----------------------  -----------------------
                             1998       1997        1998        1997        1998         1997
                          ----------  ---------  ----------  ----------  -----------  ----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   27,608  $   8,303  $  822,875  $  694,121  $   688,779  $   66,786
 Net realized gain
  (loss) on
  investments...........         343         22     633,058     100,040    1,334,602     210,401
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (10,884)    (2,891)   (242,666)    170,608       (8,737)    524,908
                          ----------  ---------  ----------  ----------  -----------  ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........      17,067      5,434   1,213,267     964,769    2,014,644     802,095
                          ----------  ---------  ----------  ----------  -----------  ----------
From Unit Transactions:
 Contributions..........     630,831     83,909   1,595,623   1,823,327    2,814,473   2,404,743
 Withdrawals............    (134,654)   (21,211)   (918,207)   (456,949)    (827,177)   (255,564)
 Net Transfers..........      68,215    (15,293)   (322,226)    527,066    1,681,187   1,207,296
                          ----------  ---------  ----------  ----------  -----------  ----------
Net Increase (Decrease)
 from unit
 transactions...........     564,392     47,405     355,190   1,893,444    3,668,483   3,356,475
                          ----------  ---------  ----------  ----------  -----------  ----------
Net Increase (Decrease)
 in Net Assets..........     581,459     52,839   1,568,457   2,858,213    5,683,127   4,158,570
Net Assets:
Beginning of Year.......     176,705    123,866   6,211,149   3,352,936    5,632,002   1,473,432
                          ----------  ---------  ----------  ----------  -----------  ----------
End of Year.............  $  758,164  $ 176,705  $7,779,606  $6,211,149  $11,315,129  $5,632,002
                          ==========  =========  ==========  ==========  ===========  ==========
                                                 Investment Company
                          ----------------------------------------------------------------------
                                                      Short-Term
                               Bond Fund               Bond Fund             Mid-Term  Fund
                          ---------------------  ----------------------  -----------------------
                             1998       1997        1998        1997        1998         1997
                          ----------  ---------  ----------  ----------  -----------  ----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  193,334  $  46,454  $    5,780  $    1,367  $    11,213  $    2,093
 Net realized gain
  (loss) on
  investments...........      45,639    (15,444)        (28)         24         (575)    (34,118)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (109,157)    32,882      (1,455)       (388)      (6,053)     35,334
                          ----------  ---------  ----------  ----------  -----------  ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........     129,816     63,892       4,297       1,003        4,585       3,309
                          ----------  ---------  ----------  ----------  -----------  ----------
From Unit Transactions:
 Contributions..........   1,131,599    249,039      73,817      14,842       42,486      18,408
 Withdrawals............    (177,675)   (55,507)     (5,146)     (1,270)      (7,155)    (79,572)
 Net Transfers..........     280,108   (256,192)     55,949      (5,813)     159,141    (190,378)
                          ----------  ---------  ----------  ----------  -----------  ----------
Net Increase (Decrease)
 from unit
 transactions...........   1,234,032    (62,660)    124,620       7,759      194,472    (251,542)
                          ----------  ---------  ----------  ----------  -----------  ----------
Net Increase (Decrease)
 in Net Assets..........   1,363,848      1,232     128,917       8,762      199,057    (248,233)
Net Assets:
Beginning of Year.......     903,504    902,272      29,028      20,266       61,725     309,958
                          ----------  ---------  ----------  ----------  -----------  ----------
End of Year.............  $2,267,352  $ 903,504  $  157,945  $   29,028  $   260,782  $   61,725
                          ==========  =========  ==========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For The Years Ended December 31, 1998 and 1997

                                           Investment Company
                              -----------------------------------------------
                                 Composite Fund       Aggressive Equity Fund
                              ----------------------  -----------------------
                                 1998        1997        1998         1997
                              ----------  ----------  -----------  ----------
Increase (Decrease) in Net
 Assets:
From Operations:
 Net investment income
  (loss)..................... $  100,103  $  589,958  $   (22,565) $  438,316
 Net realized gain (loss) on
  investments................    (51,778)      6,592     (969,122)    130,789
 Net unrealized appreciation
  (depreciation) of
  investments................    321,364    (267,950)     694,336      54,244
                              ----------  ----------  -----------  ----------
Net Increase (Decrease) in
 net assets resulting from
 operations..................    369,689     328,600     (297,351)    623,349
                              ----------  ----------  -----------  ----------
From Unit Transactions:
 Contributions...............    880,589     882,737    1,243,111   1,846,599
 Withdrawals.................   (465,461)   (182,378)    (576,815)   (278,875)
 Net Transfers...............   (159,640)     65,188   (1,711,213)    243,989
                              ----------  ----------  -----------  ----------
Net Increase (Decrease) from
 unit transactions...........    255,488     765,547   (1,044,917)  1,811,713
                              ----------  ----------  -----------  ----------
Net Increase (Decrease) in
 Net Assets..................    625,177   1,094,147   (1,342,268)  2,435,062
Net Assets:
Beginning of Year............  2,805,718   1,711,571    4,927,687   2,492,625
                              ----------  ----------  -----------  ----------
End of Year.................. $3,430,895  $2,805,718  $ 3,585,419  $4,927,687
                              ==========  ==========  ===========  ==========

                                                      Scudder
                          --------------------------------------------------------------------
                              Bond Fund        Capital Growth Fund       International Fund
                          ------------------  -----------------------  -----------------------
                            1998      1997       1998         1997        1998         1997
                          --------  --------  -----------  ----------  -----------  ----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  8,940  $  2,208  $   252,274  $  108,379  $   124,773  $    4,792
 Net realized gain
  (loss) on
  investments...........       881       285      154,343     281,436    3,169,145     114,508
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (1,656)    2,025      616,576     271,584         (650)    (23,785)
                          --------  --------  -----------  ----------  -----------  ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........     8,165     4,518    1,023,193     661,399    3,293,268      95,515
                          --------  --------  -----------  ----------  -----------  ----------
From Unit Transactions:
 Contributions..........   182,295    58,335    2,042,311   1,686,187      490,933     408,312
 Withdrawals............   (41,847)  (18,824)  (1,000,765)   (318,095)    (320,115)   (110,707)
 Net Transfers..........   104,368     9,512     (634,248)  1,080,629   (2,811,143)   (204,358)
                          --------  --------  -----------  ----------  -----------  ----------
Net Increase (Decrease)
 from unit
 transactions...........   244,816    49,023      407,298   2,448,721   (2,640,325)     93,247
                          --------  --------  -----------  ----------  -----------  ----------
Net Increase (Decrease)
 in Net Assets..........   252,981    53,541    1,430,491   3,110,120      652,943     188,762
Net Assets:
Beginning of Year.......    98,043    44,502    4,738,226   1,628,106    1,130,661     941,899
                          --------  --------  -----------  ----------  -----------  ----------
End of Year.............  $351,024  $ 98,043  $ 6,168,717  $4,738,226  $ 1,783,604  $1,130,661
                          ========  ========  ===========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For The Years Ended December 31, 1998 and 1997

                                          American
                                           Century              Calvert
                                     --------------------  ------------------
                                         VP Capital             Social
                                      Appreciation Fund      Balanced Fund
                                     --------------------  ------------------
                                       1998       1997       1998      1997
                                     ---------  ---------  --------  --------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)....... $  16,914  $   7,297  $ 46,535  $ 30,017
 Net realized gain (loss) on
  investments.......................   (99,213)   (22,217)   10,561     3,585
 Net unrealized appreciation
  (depreciation) of investments.....    40,349      7,089    30,355    27,151
                                     ---------  ---------  --------  --------
Net Increase (Decrease) in net
 assets resulting from operations...   (41,950)    (7,831)   87,451    60,753
                                     ---------  ---------  --------  --------
From Unit Transactions:
 Contributions......................    75,175    163,525   274,878   208,235
 Withdrawals........................  (112,315)   (84,674)  (68,369)  (31,570)
 Net Transfers......................   (24,416)  (362,546)  (26,872)   52,146
                                     ---------  ---------  --------  --------
Net Increase (Decrease) from unit
 transactions.......................   (61,556)  (283,695)  179,637   228,811
                                     ---------  ---------  --------  --------
Net Increase (Decrease) in Net
 Assets.............................  (103,506)  (291,526)  267,088   289,564
Net Assets:
Beginning of Year...................   488,855    780,381   514,132   224,568
                                     ---------  ---------  --------  --------
End of Year......................... $ 385,349  $ 488,855  $781,220  $514,132
                                     =========  =========  ========  ========

                                                      Fidelity
                          ----------------------------------------------------------------------
                                   VIP                   VIP II                  VIP II
                              Equity-Income              Contra               Asset Manager
                                  Fund                    Fund                    Fund
                          ----------------------  ----------------------  ----------------------
                             1998        1997        1998        1997        1998        1997
                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  136,853  $  119,228  $  188,320  $   44,742  $  148,907  $   69,945
 Net realized gain
  (loss) on
  investments...........      72,638      67,484     765,617     111,794      (5,492)      5,525
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (34,830)    260,021     406,309     462,114      11,903      86,433
                          ----------  ----------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........     174,661     446,733   1,360,246     618,650     155,318     161,903
                          ----------  ----------  ----------  ----------  ----------  ----------
From Unit Transactions:
 Contributions..........   1,189,305   1,025,900   1,461,583   1,479,493     663,209     579,341
 Withdrawals............    (707,392)   (301,479)   (742,245)   (140,441)   (202,904)    (79,334)
 Net Transfers..........     270,492     108,120     888,336    (173,641)   (354,073)     61,271
                          ----------  ----------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 from unit
 transactions...........     752,405     832,541   1,607,674   1,165,411     106,232     561,278
                          ----------  ----------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 in Net Assets..........     927,066   1,279,274   2,967,920   1,784,061     261,550     723,181
Net Assets:
Beginning of Year.......   2,616,554   1,337,280   4,327,895   2,543,834   1,376,665     653,484
                          ----------  ----------  ----------  ----------  ----------  ----------
End of Year.............  $3,543,620  $2,616,554  $7,295,815  $4,327,895  $1,638,215  $1,376,665
                          ==========  ==========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies and Organization

  Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund (formerly, the Calvert Responsibly Invested Balanced Fund). The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

  On May 2, 1994 the Investment Company Aggressive Equity Fund became available as an investment alternative to Separate Account No. 2. Also, prior to May 2, 1994 the All America Fund was known as the Stock Fund and had a different objective and no sub-advisors.

  On May 1, 1995, Fidelity Investments' Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation--Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

  Investment Transactions--Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes--Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2. Investments

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1998 are as follows:

                                                             Number of Net Asset
                                                              Shares     Value
                                                             --------- ---------
      Investment Company Funds:
       Money Market Fund....................................   639,505  $ 1.18
       All America Fund..................................... 2,695,365    2.90
       Equity Index Fund.................................... 4,440,717    2.45
       Bond Fund............................................ 1,636,651    1.42
       Short-Term Bond Fund.................................   153,105    1.03
       Mid-Term Bond Fund...................................   285,955    0.91
       Composite Fund....................................... 1,929,221    1.78
       Aggressive Equity Fund............................... 2,362,869    1.51
      Scudder Portfolios:
       Bond Portfolio.......................................    50,718    6.88
       Capital Growth Portfolio--Class "A"..................   256,955   23.95
       International Portfolio--Class "A"...................   125,486   14.56
      American Century VP Capital Appreciation Fund.........    53,073    9.02
      Calvert Social Balanced Portfolio.....................   364,650    2.14
      Fidelity Portfolios:
       Equity-Income--"Initial" Class.......................   138,714   25.42
       Contrafund--"Initial" Class..........................   298,376   24.44
       Asset Manager--"Initial" Class.......................    89,840   18.16

3. Expenses

  Administrative Charges--In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century Fund for which the annual rate is .20%, and each Fidelity fund, for which the annual rate is
 .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge--The Insurance Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of
 .35%, to cover anticipated distribution expenses.

  Mortality and Expense Risk Charge--The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4. Dividends

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1998, a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1998. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1998. The combined amount of these dividends was as follows:

      Money Market Fund............................................... $ 34,221
      All America Fund................................................  921,755
      Equity Index Fund...............................................  797,969
      Bond Fund.......................................................  222,968
      Short-Term Bond Fund............................................    7,250
      Mid-Term Bond Fund..............................................   13,485
      Composite Fund..................................................  143,471
      Aggressive Equity Fund..........................................   35,210

  On January 28, 1998, February 25 1998, April 28, 1998, July 29, 1998 and
October 28, 1998, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $12,180.

  On January 28, 1998, February 25, 1998, April 28, 1998, July 29, 1998 and
October 28, 1998, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $325,591.

  On February 25, 1998 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $175,511.

  On March 13, 1998, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $21,242.

  On December 30, 1998, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $56,349.

  On February 6, 1998, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $179,360.

  On February 6, 1998, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $254,179.

  On February 6, 1998, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $169,602.

5. Financial Highlights

  Shown below are financial highlights for a Unit outstanding throughout each of the previous five years ended December 31, 1998 or, if not in existence a full year, the initial period ended December 31:

                                                    Investment Company
                                            -----------------------------------
                                                     Money Market Fund
                                            -----------------------------------
                                             1998    1997   1996   1995   1994
                                            ------- ------ ------ ------ ------
Unit value, beginning of year.............. $  1.95 $ 1.87 $ 1.80 $ 1.72 $ 1.68
                                            ======= ====== ====== ====== ======
Unit value, end of year.................... $  2.03 $ 1.95 $ 1.87 $ 1.80 $ 1.72
                                            ======= ====== ====== ====== ======
Units outstanding, end of year............. 373,107 90,542 66,104 62,822 29,648
                                            ======= ====== ====== ====== ======



                                      XIV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                Investment Company
                                    -------------------------------------------
                                                 All America Fund
                                    -------------------------------------------
                                      1998      1997     1996    1995    1994
                                    --------- --------- ------- ------- -------
Unit value, beginning of year...... $    6.76 $    5.39 $  4.52 $  3.35 $  3.36
                                    ========= ========= ======= ======= =======
Unit value, end of year............ $    8.09 $    6.76 $  5.39 $  4.52 $  3.35
                                    ========= ========= ======= ======= =======
Units outstanding, end of year.....   961,495   919,295 621,536 239,745  91,238
                                    ========= ========= ======= ======= =======

                                                Investment Company
                                    -------------------------------------------
                                                 Equity Index Fund
                                    -------------------------------------------
                                      1998      1997     1996    1995    1994
                                    --------- --------- ------- ------- -------
Unit value, beginning of year...... $    2.26 $    1.72 $  1.42 $  1.05 $  1.05
                                    ========= ========= ======= ======= =======
Unit value, end of year............ $    2.86 $    2.26 $  1.72 $  1.42 $  1.05
                                    ========= ========= ======= ======= =======
Units outstanding, end of year..... 3,950,586 2,496,288 858,298 333,578  35,717
                                    ========= ========= ======= ======= =======

                                                Investment Company
                                    -------------------------------------------
                                                     Bond Fund
                                    -------------------------------------------
                                      1998      1997     1996    1995    1994
                                    --------- --------- ------- ------- -------
Unit value, beginning of year...... $    3.00 $    2.75 $  2.69 $  2.28 $  2.39
                                    ========= ========= ======= ======= =======
Unit value, end of year............ $    3.17 $    3.00 $  2.75 $  2.69 $  2.28
                                    ========= ========= ======= ======= =======
Units outstanding, end of year.....   714,893   301,512 328,371  65,503  23,434
                                    ========= ========= ======= ======= =======

                                                Investment Company
                                    -------------------------------------------
                                               Short-Term Bond Fund
                                    -------------------------------------------
                                      1998      1997     1996    1995    1994
                                    --------- --------- ------- ------- -------
Unit value, beginning of year...... $    1.19 $    1.14 $  1.10 $  1.03 $  1.03
                                    ========= ========= ======= ======= =======
Unit value, end of year............ $    1.24 $    1.19 $  1.14 $  1.10 $  1.03
                                    ========= ========= ======= ======= =======
Units outstanding, end of year.....   126,929    24,344  17,798   5,302   3,639
                                    ========= ========= ======= ======= =======

                                                Investment Company
                                    -------------------------------------------
                                                Mid-Term Bond Fund
                                    -------------------------------------------
                                      1998      1997     1996    1995    1994
                                    --------- --------- ------- ------- -------
Unit value, beginning of year...... $    1.26 $    1.19 $  1.16 $  1.01 $  1.06
                                    ========= ========= ======= ======= =======
Unit value, end of year............ $    1.32 $    1.26 $  1.19 $  1.16 $  1.01
                                    ========= ========= ======= ======= =======
Units outstanding, end of year.....   197,045    49,001 260,862  18,581   3,694
                                    ========= ========= ======= ======= =======

                                                Investment Company
                                    -------------------------------------------
                                                  Composite Fund
                                    -------------------------------------------
                                      1998      1997     1996    1995    1994
                                    --------- --------- ------- ------- -------
Unit value, beginning of year...... $    4.36 $    3.75 $  3.39 $  2.82 $  2.95
                                    ========= ========= ======= ======= =======
Unit value, end of year............ $    4.93 $    4.36 $  3.75 $  3.39 $  2.82
                                    ========= ========= ======= ======= =======
Units outstanding, end of year.....   696,121   643,537 456,304 281,905 131,650
                                    ========= ========= ======= ======= =======



                                       XV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                               Investment Company
                                  ---------------------------------------------
                                             Aggressive Equity Fund
                                  ---------------------------------------------
                                    1998      1997      1996     1995    1994
                                  --------- --------- --------- ------- -------
Unit value, beginning of year.... $    2.15 $    1.80 $    1.43 $  1.05 $  1.00
                                  ========= ========= ========= ======= =======
Unit value, end of year.......... $    2.02 $    2.15 $    1.80 $  1.43 $  1.05
                                  ========= ========= ========= ======= =======
Units outstanding, end of year... 1,778,370 2,289,562 1,386,311 599,553 106,710
                                  ========= ========= ========= ======= =======

                                                     Scudder
                                  ---------------------------------------------
                                                    Bond Fund
                                  ---------------------------------------------
                                    1998      1997      1996     1995    1994
                                  --------- --------- --------- ------- -------
Unit value, beginning of year.... $   12.37 $   11.48 $   11.30 $  9.69 $ 10.32
                                  ========= ========= ========= ======= =======
Unit value, end of year.......... $   13.02 $   12.37 $   11.48 $ 11.30 $  9.69
                                  ========= ========= ========= ======= =======
Units outstanding, end of year...    26,966     7,927     3,877   2,407     799
                                  ========= ========= ========= ======= =======

                                                     Scudder
                                  ---------------------------------------------
                                               Capital Growth Fund
                                  ---------------------------------------------
                                    1998      1997      1996     1995    1994
                                  --------- --------- --------- ------- -------
Unit value, beginning of year.... $   29.64 $   22.11 $   18.64 $ 14.67 $ 16.46
                                  ========= ========= ========= ======= =======
Unit value, end of year.......... $   36.07 $   29.64 $   22.11 $ 18.64 $ 14.67
                                  ========= ========= ========= ======= =======
Units outstanding, end of year...   171,014   159,853    73,641  42,366  22,116
                                  ========= ========= ========= ======= =======

                                                     Scudder
                                  ---------------------------------------------
                                               International Fund
                                  ---------------------------------------------
                                    1998      1997      1996     1995    1994
                                  --------- --------- --------- ------- -------
Unit value, beginning of year.... $   14.46 $   13.43 $   11.85 $ 10.80 $ 11.06
                                  ========= ========= ========= ======= =======
Unit value, end of year.......... $   16.93 $   14.46 $   13.43 $ 11.85 $ 10.80
                                  ========= ========= ========= ======= =======
Units outstanding, end of year...   105,376    78,166    70,139  29,549  52,296
                                  ========= ========= ========= ======= =======

                                                American Century
                                  ---------------------------------------------
                                          VP Capital Appreciation Fund
                                  ---------------------------------------------
                                    1998      1997      1996     1995    1994
                                  --------- --------- --------- ------- -------
Unit value, beginning of year.... $   11.04 $   11.53 $   12.18 $  9.39 $  9.61
                                  ========= ========= ========= ======= =======
Unit value, end of year.......... $   10.69 $   11.04 $   11.53 $ 12.18 $  9.39
                                  ========= ========= ========= ======= =======
Units outstanding, end of year...    36,061    44,293    67,688  56,618  13,116
                                  ========= ========= ========= ======= =======

                                                     Calvert
                                  ---------------------------------------------
                                              Social Balanced Fund
                                  ---------------------------------------------
                                    1998      1997      1996     1995    1994
                                  --------- --------- --------- ------- -------
Unit value, beginning of year.... $    2.65 $    2.23 $    2.01 $  1.57 $  1.64
                                  ========= ========= ========= ======= =======
Unit value, end of year.......... $    3.04 $    2.65 $    2.23 $  2.01 $  1.57
                                  ========= ========= ========= ======= =======
Units outstanding, end of year...   256,931   194,166   100,573  45,392  18,308
                                  ========= ========= ========= ======= =======

                                      XVI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                          Fidelity VIP
                                                 ------------------------------
                                                       Equity-Income Fund
                                                 ------------------------------
                                                  1998    1997    1996    1995
                                                 ------- ------- ------- ------
Unit value, beginning of year................... $ 27.77 $ 21.93 $ 19.43 $16.30
                                                 ======= ======= ======= ======
Unit value, end of year......................... $ 30.65 $ 27.77 $ 21.93 $19.43
                                                 ======= ======= ======= ======
Units outstanding, end of year.................. 115,626  94,213  60,979 17,958
                                                 ======= ======= ======= ======

                                                        Fidelity VIP II
                                                 ------------------------------
                                                          Contra Fund
                                                 ------------------------------
                                                  1998    1997    1996    1995
                                                 ------- ------- ------- ------
Unit value, beginning of year................... $ 20.36 $ 16.59 $ 13.85 $11.43
                                                 ======= ======= ======= ======
Unit value, end of year......................... $ 26.16 $ 20.36 $ 16.59 $13.85
                                                 ======= ======= ======= ======
Units outstanding, end of year.................. 278,931 212,606 153,360 29,132
                                                 ======= ======= ======= ======

                                                        Fidelity VIP II
                                                 ------------------------------
                                                       Asset Manager Fund
                                                 ------------------------------
                                                  1998    1997    1996    1995
                                                 ------- ------- ------- ------
Unit value, beginning of year................... $ 21.14 $ 17.72 $ 15.66 $14.04
                                                 ======= ======= ======= ======
Unit value, end of year......................... $ 24.04 $ 21.14 $ 17.72 $15.66
                                                 ======= ======= ======= ======
Units outstanding, end of year..................  68,139  65,125  36,872  5,561
                                                 ======= ======= ======= ======

                                      XVII

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the American Life Insurance Company of New York:

  We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 2 as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 2 as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


New York, New York
February 19, 1999

                                     XVIII

The American Life Insurance Company of New York

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and Distributes the variable products of The American Life Insurance Company of New
                                      York